TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of income before income tax, domestic and foreign
	Year ended
	December 31,
	2016	2015

Domestic	$1,884	$2,216
Foreign	830	640

	$2,714	$2,856

Schedule of deferred tax assets and liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax purposes. Significant components of the Company`s deferred tax assets are as follows:

	December 31,
	2016	2015
Deferred tax assets:

Net operating loss carry forward	$3,894	$4,750
Temporary differences	34	10
Deferred tax assets before valuation allowance	3,928	4,760
Valuation allowance	(3,928)	(4,760)

Net deferred tax asset	$-	$-

Schedule of unrecognized tax benefits roll forward
	December 31,
	2016	2015

Balance at beginning of the year	$97	$58
Increase in unrecognized tax benefits as a result of tax positions taken	73	39

Balance at the end of the year	$170	$97